CASH, CASH EQUIVALENTS AND INVESTMENTS (Details 7) (USD $)	12 Months Ended							12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended		12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Equity Method	Dec. 31, 2012 Equity Method	Dec. 31, 2013 Preferred stock iTV Media Inc. or iTV	Dec. 31, 2013 Convertible Bond iTV Media Inc. or iTV	Dec. 31, 2013 iTV Media Inc. or iTV item	Dec. 31, 2012 iTV Media Inc. or iTV	Dec. 31, 2011 iTV Media Inc. or iTV	Dec. 31, 2013 iTV Media Inc. or iTV Equity Method	Dec. 31, 2013 iTV Media Inc. or iTV Preferred stock	Dec. 03, 2012 iTV Media Inc. or iTV Convertible Bond	Dec. 31, 2013 iTV Media Inc. or iTV Convertible Bond	Jan. 02, 2013 iTV Media Inc. or iTV Convertible Bond Equity Method	Dec. 31, 2013 iTV Media Inc. or iTV Convertible Bond Equity Method	Jun. 30, 2013 iTV Media Inc. or iTV Convertible Bond Equity Method	Dec. 31, 2013 iTV Media Inc. or iTV Convertible Bond Equity Method	Dec. 03, 2012 iTV Media Inc. or iTV Convertible Bond Maximum
CASH, CASH EQUIVALENTS AND INVESTMENTS
Price per share of qualified financing as a percentage of per share price used to determine conversion of debt securities																			85.00%
Interest rate of debt securities (as a percent)													6.50%
Principal amount of consideration received													$ 3,000,000		$ 5,000,000	$ 12,100,000	$ 15,000,000
Loss from equity method investment	9,586,000										9,600,000			(26,000,000)
Loss from equity method investment (as a percent)											49.00%
Equity method investment, ownership interest (as a percent)								49.00%
Cash paid to acquire investment																5,000,000
Additions to investment through conversion of outstanding receivables	7,114,000															7,100,000
Remaining balance of investment in stock								5,300,000
Amount invested												20,000,000		35,100,000
Ownership interest upon conversion of preference shares and convertible bonds								73.00%
Number of board members out of 5 members that may be appointed by founder and CEO of investee unless voting interest fall below 10%								3
Investment Impairment	9,400,000	3,043,000	476,000					9,100,000
Investment	74,588,000	62,443,000		14,536,000	9,805,000		26,000,000				5,308,000
Book value after reduction due to percentage of equity loss pick up						0
Equity loss pick up (as a percent)								49.00%
Percentage of losses of VIE that will be recognized by company until convertible bond investment balance has been depleted								100.00%
Significant inputs for the valuation model used to estimate fair value of investments
Total fair value of Invested capital as at valuation date																		32,000
Risk-free interest rate (as a percent)																		1.00%
Dividend Yield (as a percent)																		0.00%
Volatility rate (as a percent)																		64.30%
Discount rate (as a percent)																		52.00%
Impairment charges																		9,100,000
Operating data:
Revenue								1,984,000	165,000	159,000
Gross profit								(3,164,000)	(1,835,000)	(243,000)
Loss from operations								(16,354,000)	(13,210,000)	(5,795,000)
Net loss								(18,170,000)	(13,460,000)	(5,953,000)
Net loss attributable to non-controlling interest								(2,228,000)	(663,000)	(36,000)
Balance sheet data:
Current assets								8,712,000	4,849,000	13,693,000
Long-term assets								37,538,000	30,151,000	28,133,000
Current liabilities								(1,384,000)	(5,325,000)	(1,867,000)
Long-term liabilities								(56,047,000)	(23,371,000)	(20,341,000)
Non-controlling interests								$ 2,822,000	$ 584,000	$ (16,000)